COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancellable operating leases
As of December 31,	RMB

2019	55,912,805
2020	31,600,761
2021	17,417,081
2022	10,701,271
2023	4,601,398
Later years, through 2025	5,247,712

Total	125,481,028